TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Suppliers	$ 431,860	$ 764,768
Related Parties (Note 27.b)	12,827	12,330
Total Current trade payables	444,687	777,098
Non-current
Suppliers	16,476	1,990
Total Non-current trade payables	16,476	1,990
Total trade payables	$ 461,163	$ 779,088